Submission	Jan. 29, 2025
Submission [Line Items]
Central Index Key	0001744659
Registrant Name	Akero Therapeutics, Inc.
Registration File Number	333-279338
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES